Table for Form ABS-15G (Repurchase Reporting)(1) Citigroup Mortgage Loan Trust Inc.
Name of the Issuing Entity	CIK#	Check if Registered	Name of Originator(2)	Total Assets in ABS by Originator			Assets That Were Subject of Demand(3)			Assets That Were Repurchased or Replaced(4)			Asset Pending Repurchase or Replacement (within cure period)(5)			Demand in Dispute(6)			Demand Withdrawn(7)			Demand Rejected(8)
Asset Type: Residential Mortgage Loans				(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)
Citigroup Mortgage Loan Trust Inc., Asset-Backed Pass-Through Certificates, Series 2005-HE1	#0001326724	x	Ameriquest Mortgage Company	1,066	$171,411,596.44	20.92%	1	$287,740.66	0.47%	0	$0.00	0.00%	0	$0.00	0.00%	1	$287,740.66	0.47%	0	$0.00	0.00%	0	$0.00	0.00%
			MortgageIT, Inc.	554	$81,972,237.74	10.01%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			ResMAE Mortgage Corporation	4	$891,434.53	0.11%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			WMC Mortgage Corp.	3,084	$564,903,217.30	68.96%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
Citigroup Mortgage Loan Trust Inc., Asset-Backed Pass-Through Certificates, Series 2005-HE1 Total				4,708	$819,178,486.01	100.00%	1	$287,740.66	0.47%	0	$0.00	0.00%	0	$0.00	0.00%	1	$287,740.66	0.47%	0	$0.00	0.00%	0	$0.00	0.00%
Citigroup Mortgage Loan Trust 2005-5	# 0001337790	x	Ameriquest Mortgage Company	3,470	$618,993,650.70	53.01%	5	$582,317.52	0.19%	1	$60,495.49	0.02%	0	$0.00	0.00%	4	$521,822.03	0.17%	0	$0.00	0.00%	0	$0.00	0.00%
			Countrywide Home Loans, Inc.	161	$97,912,403.65	8.39%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			GreenPoint Mortgage Funding, Inc.	557	$183,752,257.71	15.74%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			MortgageIT, Inc.	196	$68,734,054.95	5.89%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			National City Mortgage Co.	127	$52,838,119.86	4.53%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Quicken Loans Inc.	4	$668,100.00	0.06%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Wells Fargo Bank, N.A.	348	$144,751,311.03	12.40%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
Citigroup Mortgage Loan Trust 2005-5 Total				4,863	$1,167,649,897.90	100.00%	5	$582,317.52	0.19%	1	$60,495.49	0.02%	0	$0.00	0.00%	4	$521,822.03	0.17%	0	$0.00	0.00%	0	$0.00	0.00%
Citigroup Mortgage Loan Trust Inc. 2005-WF2	# 0001337837	x	Wells Fargo Bank, N.A.	4,323	$834,937,338.13	100.00%	5	$1,449,984.58	0.94%	5	$1,449,984.58	0.94%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
Citigroup Mortgage Loan Trust Inc. 2005-WF2 Total				4,323	$834,937,338.13	100.00%	5	$1,449,984.58	0.94%	5	$1,449,984.58	0.94%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
Citigroup Mortgage Loan Trust 2005-9	# 0001345792	x	Ameriquest Mortgage Company	2,492	$415,772,447.51	100.00%	2	$171,114.10	0.14%	1	$61,631.65	0.05%	0	$0.00	0.00%	1	$109,482.45	0.09%	0	$0.00	0.00%	0	$0.00	0.00%
Citigroup Mortgage Loan Trust 2005-9 Total				2,492	$415,772,447.51	100.00%	2	$171,114.10	0.14%	1	$61,631.65	0.05%	0	$0.00	0.00%	1	$109,482.45	0.09%	0	$0.00	0.00%	0	$0.00	0.00%
Citigroup Mortgage Loan Trust 2006-AR9	# 0001381295	x	Wells Fargo Bank, N.A.	1,591	$638,752,678.54	100.00%	3	$764,209.55	0.46%	3	$764,209.55	0.46%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
Citigroup Mortgage Loan Trust 2006-AR9 Total				1,591	$638,752,678.54	100.00%	3	$764,209.55	0.46%	3	$764,209.55	0.46%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
Citigroup Mortgage Loan Trust 2006-HE3	# 0001382887	x	LIME Financial Services, Ltd.	383	$78,523,681.47	10.63%	1	$243,078.23	0.15%	0	$0.00	0.00%	0	$0.00	0.00%	1	$243,078.23	0.15%	0	$0.00	0.00%	0	$0.00	0.00%
			Master Financial, Inc.	173	$39,960,733.71	5.41%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Meritage Mortgage Corporation	198	$36,343,519.11	4.92%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			MortgageIT, Inc.	16	$1,483,496.23	0.20%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			National City Mortgage Co.	4	$810,365.96	0.11%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			New Century Mortgage Corporation	2,327	$464,015,434.07	62.80%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Quick Loan Funding, Inc.	273	$77,033,320.06	10.43%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Wells Fargo Bank, N.A.	179	$35,492,056.30	4.80%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			WMC Mortgage Corp.	67	$5,222,420.46	0.71%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
Citigroup Mortgage Loan Trust 2006-HE3 Total				3,620	$738,885,027.37	100.00%	1	$243,078.23	0.15%	0	$0.00	0.00%	0	$0.00	0.00%	1	$243,078.23	0.15%	0	$0.00	0.00%	0	$0.00	0.00%
Citigroup Mortgage Loan Trust 2007-AR5	# 0001392237	x	Wells Fargo Bank, N.A.	2,445	$931,023,677.18	100.00%	3	$430,035.37	0.17%	3	$430,035.37	0.17%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
Citigroup Mortgage Loan Trust 2007-AR5 Total				2,445	$931,023,677.18	100.00%	3	$430,035.37	0.17%	3	$430,035.37	0.17%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
Citigroup Mortgage Loan Trust 2007-6	# 0001396037	x	American Home Mortgage Corp.	434	$113,428,276.00	10.62%	1	$208,825.04	0.06%	0	$0.00	0.00%	0	$0.00	0.00%	1	$208,825.04	0.06%	0	$0.00	0.00%	0	$0.00	0.00%
			American Mortgage Express	5	$1,359,013.54	0.13%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Countrywide Home Loans, Inc.	397	$288,371,207.75	27.01%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			GreenPoint Mortgage Funding, Inc.	3	$1,227,844.46	0.11%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			HomeBanc Mortgage Corporation	63	$22,139,370.45	2.07%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			LoanCity	25	$6,804,903.02	0.64%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Metro City Mortgages Inc.	18	$10,027,385.44	0.94%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			MortgageIT, Inc.	77	$24,727,750.65	2.32%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			National City Mortgage Inc.	300	$104,005,225.10	9.74%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Opteum Financial Services, LLC	1,452	$394,250,259.03	36.92%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Quicken Loans, Inc.	65	$15,024,188.93	1.41%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Secured Bankers Mortgage Company	7	$3,107,309.40	0.29%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			SilverState Mortgage	48	$15,085,476.56	1.41%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			SunTrust Mortgage, Inc.	68	$43,342,724.36	4.06%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Taylor, Bean & Whitaker Mortgage Corp.	4	$1,785,340.95	0.17%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Wachovia Mortgage Corporation	32	$7,382,159.72	0.69%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Weichert Financial Services	54	$15,460,962.86	1.45%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Wells Fargo Bank, N.A.	2	$245,350.60	0.02%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
Citigroup Mortgage Loan Trust 2007-6 Total				3,054	$1,067,774,748.82	100.00%	1	$208,825.04	0.06%	0	$0.00	0.00%	0	$0.00	0.00%	1	$208,825.04	0.06%	0	$0.00	0.00%	0	$0.00	0.00%
Citigroup Mortgage Loan Trust 2007-AR7	# 0001399276	x	American Home Mortgage Corp.	973	$268,690,751.60	31.59%	285	$57,543,238.85	25.91%	0	$0.00	0.00%	0	$0.00	0.00%	285	$57,543,238.85	25.91%	0	$0.00	0.00%	0	$0.00	0.00%
			CitiMortgage, Inc.	14	$5,880,355.97	0.69%	1	$95,879.25	0.04%	0	$0.00	0.00%	0	$0.00	0.00%	1	$95,879.25	0.04%	0	$0.00	0.00%	0	$0.00	0.00%
			Countrywide Home Loans, Inc.	541	$369,489,750.08	43.44%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			HomeBanc Mortgage Corporation	2	$697,500.00	0.08%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			MortgageIT, Inc.	2	$353,200.00	0.04%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			National City Mortgage Inc.	17	$7,140,951.23	0.84%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Opteum Financial Services, LLC	148	$43,754,106.02	5.14%	32	$7,105,958.07	3.20%	0	$0.00	0.00%	0	$0.00	0.00%	32	$7,105,958.07	3.20%	0	$0.00	0.00%	0	$0.00	0.00%
			PMC Mortgage Corporation	29	$11,513,375.27	1.35%	6	$1,798,980.94	0.81%	0	$0.00	0.00%	0	$0.00	0.00%	6	$1,798,980.94	0.81%	0	$0.00	0.00%	0	$0.00	0.00%
			Provident Mortgage Corporation	19	$10,047,021.64	1.18%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Quicken Loans, Inc.	2	$952,700.00	0.11%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			SilverState Mortgage	2	$1,045,166.83	0.12%	1	$385,400.58	0.17%	0	$0.00	0.00%	0	$0.00	0.00%	1	$385,400.58	0.17%	0	$0.00	0.00%	0	$0.00	0.00%
			SunTrust Mortgage, Inc.	148	$92,323,356.86	10.85%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
			Taylor, Bean & Whitaker Mortgage Corp.	75	$28,553,246.93	3.36%	2	$310,476.08	0.14%	0	$0.00	0.00%	0	$0.00	0.00%	2	$310,476.08	0.14%	0	$0.00	0.00%	0	$0.00	0.00%
			Weichert Financial Services	43	$9,869,199.09	1.16%	5	$1,015,000.71	0.46%	0	$0.00	0.00%	0	$0.00	0.00%	5	$1,015,000.71	0.46%	0	$0.00	0.00%	0	$0.00	0.00%
			Wells Fargo Bank, N.A.	1	$288,000.00	0.03%	1	$288,000.00	0.13%	0	$0.00	0.00%	0	$0.00	0.00%	1	$288,000.00	0.13%	0	$0.00	0.00%	0	$0.00	0.00%
Citigroup Mortgage Loan Trust 2007-AR7 Total				2,016	$850,598,681.52	100.00%	333	$68,542,934.48	30.86%	0	$0.00	0.00%	0	$0.00	0.00%	333	$68,542,934.48	30.86%	0	$0.00	0.00%	0	$0.00	0.00%
Citigroup Mortgage Loan Trust 2007-AHL2	# 0001399054	x	Accredited Home Lenders, Inc.	4,695	$923,809,290.51	100.00%	411	$73,634,496.88	20.02%	0	$0.00	0.00%	0	$0.00	0.00%	411	$73,634,496.88	20.02%	0	$0.00	0.00%	0	$0.00	0.00%
Citigroup Mortgage Loan Trust 2007-AHL2 Total				4,695	$923,809,290.51	100.00%	411	$73,634,496.88	20.02%	0	$0.00	0.00%	0	$0.00	0.00%	411	$73,634,496.88	20.02%	0	$0.00	0.00%	0	$0.00	0.00%
Grand Total				33,807	$8,388,382,273.49	100.00%	765	$146,314,736.41	6.82%	13	$2,766,356.64	0.13%	0	$0.00	0.00%	752	$143,548,379.77	6.69%	0	$0.00	0.00%	0	$0.00	0.00%

Footnotes:

(1) For assets where more than one activity occurred during the reporting period, only the most recent activity is reported herein, provided that assets subject to demands to repurchase are listed in both the “Assets That Were Subject to Demand” column as well as an additional column showing the most recent status during the reporting period. If activity with respect to a particular asset occurred in and was reported for a prior reporting period and the status of such asset remained unchanged as of the end of the subject reporting period, no activity with respect to such asset is reported herein.

(2) In many cases, the entity identified as “Originator” is the entity that sold the assets to the sponsor, based on the sponsor’s records. This entity may or may not be the originator of the assets. The securitizer is not able to obtain further information as to the identity of the originator without unreasonable effort or expense.

(3) Assets included in “Assets That Were Subject of Demand” includes only assets where a demand was made or other activity occurred during the subject reporting period (or in a prior reporting period if not previously reported), and includes such assets whether the demand was resolved during the reporting period or remains unresolved as of the end of the reporting period. The outstanding principal balance of each asset in these columns (and all columns to the right) is based on the end of the reporting period or the most recent balance available for assets that remain in the pool at that time or the latest balance reported if the asset was liquidated or removed from the pool prior to the end of the reporting period.

(4) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(5) “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(6) “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review. This column does not show an asset if the demand was in dispute in a prior reporting period, and no further activity occurred during this reporting period.

(7) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(8) “Demand Rejected” shows assets where a repurchase demand has been rejected by the securitizer, or by any other party that would be obligated to repurchase the asset if the claim was valid.